Fair Value of Financial Instruments - Fair Value Measured on a Non-recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss / write down on assets held for sale	$ 17,701	$ 0	$ 17,354	$ 11,433